Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Basic and diluted earnings per share
	2020	2019	2018
Basic earnings per share
Net income for the year of the Company	893,383	373,526	1,150,421
Weighted average shares outstanding (in thousands)	1,087,050	1,086,642	1,086,394
Basic earnings per share – R$	0.8218	0.3437	1.0589
Diluted earnings per share
Net income for the year of the Company	893,383	373,526	1,150,421
Weighted average shares outstanding (in thousands), including dilution effects	1,093,478	1,092,826	1,092,566
Diluted earnings per share – R$	0.8170	0.3418	1.0530

Weighted Average Shares Outstanding
Weighted average shares outstanding (in thousands)
Weighted average shares outstanding for basic per share	1,087,050	1,086,642	1,086,394
Dilution effect
Subscription warrants – indemnification	3,570	3,570	3,570
Deferred stock plan	2,858	2,614	2,602
Weighted average shares outstanding for diluted per share	1,093,478	1,092,826	1,092,566